Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Summary of Components of Lease Cost

The components of lease cost for the years ended December 31, 2022 and 2021 were as follows:

	2022	2021
Operating lease cost	$338,787	$338,787
Finance lease cost:
Amortization of right-of-use assets	10,990	409,927
Interest on lease liabilities	2,804	26,504
Total finance lease cost	13,794	436,431
Total lease cost	$352,581	$775,218

Summary of Lease Reported in Consolidated Balance Sheets

Amounts reported in the consolidated balance sheets as of December 31, 2022 and 2021 were as follows:

	2022	2021

Operating Leases:
Operating lease right-of-use assets	$630,618	$858,600

Other current liabilities	339,755	295,595
Operating lease liabilities	488,748	828,503
Total operating lease liabilities	828,503	1,124,098

Finance leases:
Property and equipment	76,928	76,928
Accumulated amortization	(44,988)	(29,602)
Property and equipment, net	31,940	47,326

Current installments of obligations under finance leases	16,053	15,096
Long-term portion of obligations under
finance leases	21,487	37,534
Total finance lease liabilities	$37,540	$52,630

Summary of Other Information Relating to Leases

Other information relating to leases as of December 31, 2022 and 2021 was as follows:

	2022	2021
Supplemental cash flow information:
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from operating leases	$36,000	$433,172
Operating cash flow from finance leases	3,698	26,504
Financing cash flow from finance leases	15,090	436,259
Reductions to ROU assets resulting from reductions to lease obligations:
Operating leases	227,981	196,245
Finance leases	10,990	409,927
Weighted average remaining lease term:
Operating leases	25 months	39 months
Finance leases	27 months	39 months
Weighted average discount rate:
Operating leases	11.62%	11.57%
Finance leases	6.12%	6.12%

Summary of Maturity of Lease Liabilities

Maturities of lease liabilities under noncancellable leases as of December 31, 2022 are as follows:

	Operating	Finance
	leases	leases
2023	414,800	17,900
2024	393,005	17,900
2025	132,580	4,475
Thereafter	-	-
Total undiscounted lease payments	940,385	40,275
Less imputed interest	(111,882)	(2,742)
Total lease liabilities	$828,503	$37,533